ATAC Rotation Fund
(the “Fund”)

(A series of Managed Portfolio Series)
Investor Class - ATACX
Institutional Class – ATCIX

Supplement dated November 2, 2023 to the
Summary Prospectus, Prospectus and Statement of Additional Information
each dated December 29, 2022

The purpose of this supplement is to provide notice that Toroso Investments, LLC, the Fund’s investment adviser, has changed its name to Tidal Investments LLC. Accordingly, effective immediately, all references to “Toroso Investments, LLC” in the Summary Prospectus, Prospectus and SAI are deleted and replaced with “Tidal Investments LLC.”

This supplement should be retained with your Summary Prospectus, Prospectus and Statement of Additional Information for future reference.